Share-based Payment	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payment

46.	Share-based payment
The employees of the Group participate in share-based compensation plans under which share options and PSUs may be granted.

(a)	Share options
In December 2014 and August 2015, the board of directors of the Company approved the establishment of the Phase I Share Incentive Plan (the “2014 Plan”) and the Phase II Share Incentive Plan (the “2015 Plan”) to grant a maximum of 20,644,803 Class A ordinary shares. The shares reserved for grants under the plan were treated as treasury shares in the consolidated financial statements.
Options granted under the 2014 Plan and 2015 Plan are valid and effective for 10 years from the date of grant and generally vest evenly over four years. The Group originally determined that the vesting period would commence no later than the grant date and would end either on the date 6 months after the IPO date or on the service condition ending date, whichever was later. Before the IPO, the Group revised the vesting period to reflect the best available estimate of the IPO date. Before the successful IPO, any change in the estimate of the IPO date resulted in an adjustment of share-based compensation expenses on cumulative basis in the period when such change was made.
The Group does not have statutory or constructive obligations to purchase or repay options by cash.
The following table sets forth the changes in the number of outstanding options and the weighted average exercise prices:

	Average exercise price per share option (RMB)	Number of options (in ’000)
Outstanding as of January 1, 2022	76.12	17,821
Exercised during the period	20.28	(2,821)
As of December 31, 2022	86.62	15,000
Exercised during the period	8.00	(181)
Forfeited and other change during the year	98.34	(1,425)
As of December 31, 2023	87.58	13,394
Exercised during the period	8.00	(247)
Forfeited and other change during the year	89.20	(2,437)
As of December 31, 2024	88.90	10,710
The Company recognized RMB27 million, nil and nil in expenses related to share options in 2022, 2023 and 2024, respectively. The weighted-average remaining contract life for outstanding share options was 3.71 years, 2.73 years and 1.71 years as of December 31, 2022, 2023 and 2024, respectively. The following table sets forth the outstanding share options as of December 31, 2024 by different exercise price:

Number of options (in ’000)
Exercise price per share option (RMB)
8.00	40
50.00	2,825
98.06	5,778
118.00	2,067

10,710

No share options were granted for the years ended December 31, 2022, 2023 and 2024.

(b)	PSUs
On September 4, 2019, the board of directors of the Company approved the establishment of the 2019 Performance Share Unit Plan (“2019 Plan”) to grant a maximum of 15,000,000 Class A ordinary shares, and also allowing for an additional grant of up to 10,000,000 Class A ordinary shares to participants under the 2014 Plan. Such shares were issued to Tun Kung Company Limited on December 24, 2019 and were treated as treasury shares in the consolidated financial statements. On July 21, 2021, the Company’s board of directors approved and authorized the Company to repurchase an aggregate of 35,644,803 shares, which included shares relating to the 2014 Plan, the 2015 Plan and the 2019 Plan, from Tun Kung Company Limited at par value.
For the years ended December 31, 2022, 2023 and 2024, 39,500 PSUs, 32,000 PSUs and nil were granted respectively, which are generally subject to a four-year vesting schedule as determined by the administrator of the plans. The actual number of PSUs provided to a grantee can vary from zero to 100 percent depending on the Group’s performance against certain key performance indicators which are determined annually.
The following table sets forth the changes in the number of PSUs and weighted average exercise prices:

	Weighted average grant day fair value	Number of units
	(RMB)	(in ’000)
Outstanding as of January 1, 2022	109.47	3,042

Granted during the year	60.78	40
Exercised during the year	112.47	(402)
Forfeited and other change during the year	286.29	(325)

Outstanding as of December 31, 2022	83.73	2,355

Granted during the year	8.90	32
Exercised during the year	431.02	(172)
Forfeited and other change during the year	147.31	(119)

Outstanding as of December 31, 2023	50.48	2,096

Granted during the year	—	—
Exercised during the year	61.44	(635)
Forfeited and other change during the year	39.95	(614)

Outstanding as of December 31, 2024	30.46	847

For the years ended December 31, 2022, 2023 and 2024, the Company recognized RMB
19
million, and reversed RMB
36
million and RMB
18 million of expenses related to PSUs, respectively.